Debt obligation (Details) SFr in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CHF (SFr) Installment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt obligation [Abstract]
Gain on extinguishment of debt | SFr	SFr 100
Finance receivable	199	$ 200	SFr 0
Short-term debt obligation	332	334	0
Long-term debt obligation	SFr 186	187	SFr 494	$ 500
Grants, LuMind Research Down Syndrome Foundation [Member]
Debt obligation [Abstract]
Funding commitment | $		$ 200		$ 200	$ 200
Reimbursement percentage of funding commitment	125.00%
Number of installments | Installment	3
Percentage of additional interest on total repayment	25.00%